Introduction and overview of Group's risk management - Exposure to foreign exchange risk (Details) - Foreign exchange risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Introduction and overview of Group's risk management
Exposure	$ (160,111)	$ (222,045)
Trade receivables
Introduction and overview of Group's risk management
Exposure	36,629	18,596
Cash and cash equivalents
Introduction and overview of Group's risk management
Exposure	43,928	52,569
Trade payables
Introduction and overview of Group's risk management
Exposure	(28,707)	(34,351)
Borrowings
Introduction and overview of Group's risk management
Exposure	$ (211,961)	$ (258,859)